Long-term Investments, Net	12 Months Ended
Dec. 31, 2018
Long-term Investments, Net
Long-term Investments, Net

10. Long-term Investments, Net

As of December 31, 2017, all of the Group’s long-term investments were equity investments in privately held companies. For those investments over which the Group does not have significant influence and without readily determinable fair value, the Group carried the investment at cost and only adjusted for other-than-temporary declines in fair value and distributions of earnings that exceed the Group’s share of earnings since its investment prior to January 1, 2018. On January 1, 2018, the Group adopted ASU 2016-01, Financial Instruments, and started to measure long-term equity investments, other than equity method investments, at fair value through earnings. As of December 31, 2018, the Group’s long-term investments mainly include equity investments in privately held companies and one publicly traded company, and financial products with original maturities greater than one year.

For those investments without readily determinable fair value, the Group elected to record these investments at cost, less impairment, and plus or minus subsequent adjustments for observable price changes. Under this measurement alternative, changes in the carrying value of the equity investments will be required to be made whenever there are observable price changes in orderly transactions for the identical or similar investment of the same issuer. The Group did not disclose the fair value of alternative measure method investments if it is not practicable to estimate the fair value of its alternative measure method investments for which a quoted market price is not available due to both excessive cost as well as lack of available information on fair value of such investments. Specifically, many of the investees are start-up companies in China and operate in emerging industries for which the Group has not been able to estimate their fair values. For those equity investments having observable price changes in orderly transactions for the identical or similar investments of the same issuers, the Group would disclose the fair value of the alternative measure method investments. RMB34.2 million of investment income was recognized in “Investment income, net”  for the year ended December 31, 2018 as a result of the adoption of ASU 2016-01. As of December 31, 2018, the carring value of equity investments without readily determinable fair value was RMB793.1 million.

Management regularly evaluates the impairment of long-term investments based on performance and financial position of the investee as well as other evidence of market value. The Group recorded impairment charges for long-term investment of RMB46.4 million as “Investment income, net” in the consolidated statements of operations and comprehensive loss for the year ended December 31, 2018, as the Group determined the fair value of these investments was less than their carrying value. Prior to the adoption of ASU 2016-01, impairment charges for long-terms investments recorded by the Group were nil and RMB16.0 million for the years ended December 31, 2016 and 2017, respectively.

For the equity investment in one publicly traded company, the Group carries the investment at fair value at the end of each reporting period. RMB33.4 million of loss in fair value change was recognized in “Investment income, net” for the year ended December 31, 2018, due to the decline of the stock price of the investee. No such gain or loss was recognized for the years ended December 31, 2016 and 2017.

For financial products with original maturities great than one year, the Group elected the fair value method at the date of initial recognition and carries these investments at fair value at the end of each reporting period. Changes in the fair value of these investments are reflected in the consolidated statements of operations and comprehensive loss as “Investment income, net”. RMB2.9 million of loss in fair value change was recognized in “Investment income, net” for the year ended December 31, 2018. No such gain or loss was recognized for the years ended December 31, 2016 and 2017.